UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	12/31/2009



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 2129730-5444

Signature, Place, and Date of Signing:

Herman Lentz, New York, NY

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                   UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
                            TITLE OF                       VALUE       SHRS OR      PUT  INVESTMENT   OTHER      vOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP      (X$1000)     PRN AMT     CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100      1797.13     65350       SOLE              NONE        65350
Annaly Capital Mgmt          COM               35710409      3071.21    177015       SOLE              NONE       177015
Apple Computer Inc           COM              037833100       770.01      3654       SOLE              NONE         3654
Bank Of America Corp         COM              060505104      2037.39    135285       SOLE              NONE       135285
Berkshire Hathaway Cl B      CL B             084670207       686.77       209       SOLE              NONE          209
Cenovus Energy Inc           COM              15135U109      2385.46     94661       SOLE              NONE        94661
Chimera Investment Corp      COM              16934Q109       510.22    131500       SOLE              NONE       131500
Citigroup Inc                COM              172967101      1512.01    456802       SOLE              NONE       456802
Companhia Vale Do Adr        ADR              91912E105      9775.10    336724       SOLE              NONE       336724
Encana Corporation           COM              292505104      3040.45     93870       SOLE              NONE        93870
Exelon Corporation           COM              30161N101      5055.55    103449       SOLE              NONE       103449
Exxon Mobil Corporation      COM              30231G102       340.95      5000       SOLE              NONE         5000
Gencor Industries Inc        COM              368678108       128.48     17200       SOLE              NONE        17200
Metlife Inc                  COM              59156R108      6138.99    173663       SOLE              NONE       173663
Monsanto Co New Del          COM              61166W101      5814.39     71124       SOLE              NONE        71124
National Oilwell Varco       COM              637071101      9564.05    216921       SOLE              NONE       216921
Newcastle Investment Cp      COM              65105M108      1180.69    564925       SOLE              NONE       564925
Posco Adr                    SPON ADR         693483109      7616.91     58100       SOLE              NONE        58100
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883     10235.13    292015       SOLE              NONE       292015
Prudential Financial Inc     COM              744320102      1175.23     23618       SOLE              NONE        23618
Redwood TRUST Inc            COM              758075402      1098.24     75950       SOLE              NONE        75950
Rite Aid Corporation         COM              767754104        15.86     10500       SOLE              NONE        10500
Sirius Satellite Radio       COM              82967N108        14.04     23400       SOLE              NONE        23400
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     21498.27    812175       SOLE              NONE       812175
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     15481.00    775990       SOLE              NONE       775990
Teekay Tankers Ltd Cl Af     CL A             Y8565N102       499.01     58500       SOLE              NONE        58500
Tivo Inc                     COM              888706108      1830.01    179765       SOLE              NONE       179765
Walter Industries Inc        COM              93317Q105       319.24      4239       SOLE              NONE         4239

TOTAL                                                     $113591.78

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